Financial Instruments and Risk Management - Schedule of Contractual Maturities of Financial Liabilities (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 713,629	$ 682,163
Due to related parties	97,801	60,232
Lease liability	85,588	18,800
Convertible loans		1,760,066
Total	897,018	2,521,261
Within 1 year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	713,629	682,163
Due to related parties	97,801	60,232
Lease liability	41,241	18,800
Convertible loans		1,760,066
Total	852,671	2,521,261
Within 2-5 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Lease liability	44,347
Total	$ 44,347